Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	Subsidiaries included in the consolidated financial statements:
	Name of investee	Main business	Location	Percentage of Ownership (%) December 31,		Note
				2023	2024
The Company	The News Lens Co., Ltd. (“TNL TW”)	Digital advertising, SAAS technology, artificial intelligence technology, data analysis, member management content service platform and audio-visual program production	Taiwan	100%	100%
The Company	Inside Co., Ltd. (“Inside”)	Digital advertising, display network and content service platform	Taiwan	100%	100%
The Company	The News Lens Hong Kong Ltd. (“TNL HK”)	Digital advertising and content service platform	Hong Kong	100%	100%
The Company	TNLMG (“TNL MG”)	Special purpose entity for merger	Cayman	100%	—	Note 1,2
The Company	Bule Ocean Acquisition Corp (Blue Ocean)	Special purpose entity for merger	America	—	100%	Note 2
The Company	TNL Mediagene Inc. (formerly known as TNL Mediagene Japan Inc.) (“MG”)	Holding Company	Japan	100%	100%	Note 3
The Company	Green Quest Holding Inc. (“Green Quest”)	Holding Company	Cayman	—	100%	Note 4
TNL TW	Neptune Internet Media Technology Co., Ltd. (“SV”)	Ticket service, e-commerce and shopping guide, digital advertising and content service platform	Taiwan	100%	100%
TNL TW	Easy Key 2 Asia Co., Ltd. (“EK2A”)	Market survey and marketing strategy consultant	Taiwan	100%	100%
TNL TW	AD2iction Co., Ltd. (“AD2”)	Digital interactive advertising, advertising technology services and web platform technology	Taiwan	100%	100%	Note 5
TNL TW	S.C. Integrated Marketing Communication Co., Ltd. (“SC”)	Planning and execution services for Integrated marketing solutions	Taiwan	100%	100%
TNL TW	STAR Communication Consultant Co., Ltd. (“ST”)	Planning and execution services for Integrated marketing solutions	Taiwan	100%	100%
TNL TW	DaEx Intelligent Co., Inc. (“DaEx”)	Artificial intelligence technology and customer data platform service	Taiwan	50.66%	97.89%	Note 6
TNL TW	TNL Media株式會社 (“TNL JP”)	Digital advertising and content service platform	Japan	61.72%	—	Note 7
SC	Polydice Inc. (“POLYDICE”)	E-commerce and digital advertising	Taiwan	100%	100%	Note 8
MG	Mediagene Inc. 株式会社メディアジーン(“Mediagene”)	Media consulting business, E-commerce and digital advertising	Japan	100%	100%	Note 9
Mediagene	INFOBAHN Inc. 株式会社インフォバーン (“INFOBAHN”)	Media consulting business	Japan	100%	100%	Note 9
Green Quest	Dragon Marketing Inc. (“Dragon Marketing”)	Search engine optimization and social media marketing	Taiwan	—	100%	Note 4

Schedule of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives of property, plant and equipment are as follows: Office equipment 2 to 5 years Leasehold improvements 2 to 5 years Others 2 to 15 years
Schedule of Estimated Useful Lives for Current and Comparative Periods

The estimated useful lives for current and comparative periods are as follows:

Trademark	11 years to indefinite
Customer relationships	4 to 12 years
Website platform	3 to 9 years
Computer software	3 to 5 years